Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets, Net
3.	GOODWILL AND INTANGIBLE ASSETS, NET

We had goodwill of $51.9 million as of September 30, 2014 and December 31, 2013. We have selected June 30 as our annual goodwill impairment testing date and determined there was no impairment as of June 30, 2014. For the year ended December 31, 2013, there were no indicators of impairment.

All of our intangible assets are considered to have finite lives and, as such, are subject to amortization. The components of intangible assets were as follows (dollars in thousands):

	September 30, 2014
	Weighted Avg. Remaining Useful Life		Gross	Accumulated Amortization	Net
	(Years	)
Intangibles:
Customer relationships	2.8		$13,997	$(10,147)	$3,850
Trade name	7.8		3,194	(1,545)	1,649

Total			$17,191	$(11,692)	$5,499

	December 31, 2013
	Weighted Avg. Remaining Useful Life		Gross	Accumulated Amortization	Net
	(Years	)
Intangibles:
Customer relationships	3.5		$13,997	$(9,098)	$4,899
Trade name	8.5		3,194	(1,384)	1,810

Total			$17,191	$(10,482)	$6,709

The weighted average remaining useful life of our intangible assets was 4.3 years as of September 30, 2014. Amortization of intangible assets for the three and nine months ended September 30, 2014 was $0.4 million and $1.2 million, respectively. Amortization of intangible assets for the three and nine months ended September 30, 2013 was $0.4 million and $1.2 million, respectively. Estimated amortization expense as of September 30, 2014 for our existing intangible assets for the next five years and thereafter was as follows (dollars in thousands):

Year Ending December 31,	Amortization Expense
2014	$403
2015	1,613
2016	1,613
2017	913
2018	213
Thereafter	744

$5,499

4.	GOODWILL AND INTANGIBLE ASSETS, NET

We had goodwill of $51.9 million as of December 31, 2013 and 2012. We performed the required impairment tests of goodwill for the years ended December 31, 2013, 2012 and 2011 and determined there was no impairment for each of those years then ended.

All of the intangible assets are considered to have finite lives and, as such, are subject to amortization. The components of intangible assets are as follows (dollars in thousands):

	December 31, 2013
	Weighted Avg. Remaining Useful Life	Gross	Accumulated Amortization	Net
	(Years)
Intangibles:
Customer relationships	3.5	$13,997	$(9,098)	$4,899
Trade name	8.5	3,194	(1,384)	1,810

Total		$17,191	$(10,482)	$6,709

	December 31, 2012
	Weighted Avg. Remaining Useful Life	Gross	Accumulated Amortization	Net
	(Years)
Intangibles:
Customer relationships	4.5	$13,997	$(7,699)	$6,298
Trade name	9.5	3,194	(1,171)	2,023

Total		$17,191	$(8,870)	$8,321

The weighted average remaining useful life of the intangible assets was 4.85 years as of December 31, 2013. Amortization of intangible assets for the years ended December 31, 2013, 2012 and 2011 totaled $1.6 million, $2.4 million and $3.2 million, respectively.

Estimated amortization expense for our existing intangible assets for the next five years and thereafter is as follows (dollars in thousands):

Year Ending December 31,	Amortization
2014	$1,613
2015	1,613
2016	1,613
2017	913
2018	213
Thereafter	744

$6,709